SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Narrative (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Jan. 17, 2018 USD ($)	Sep. 14, 2017 USD ($)	Mar. 10, 2017 USD ($)	Jun. 02, 2016 USD ($)
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 7,060		$ 6,409
Issued capital	$ 32,595		$ 23,989
BFI
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
BFL
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Unsecured Notes Due 2026 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings							$ 500
Annual Rate							4.25%
Unsecured Notes Due 2047 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings				$ 350	$ 550
Annual Rate				4.70%	4.70%
Unsecured Notes Due 2028 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings				$ 650
Annual Rate				3.90%
Unsecured Notes Due 2029 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings				$ 1,000
Annual Rate				4.85%
Unsecured Notes Due 2024 | BFL
Disclosure of subsidiaries [line items]
Corporate borrowings						$ 750
Annual Rate						4.00%
Preferred shares | BIC
Disclosure of subsidiaries [line items]
Issued capital		$ 42